Summary of Significant Accounting Policies - Schedule of Operating Lease Liability (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2020	Jul. 02, 2019
Summary Of Significant Accounting Policies
Operating lease commitments disclosed as at June 30, 2019	$ 487,837
Discounted using the lessee's incremental borrowing rate of at the date of initial application	461,358
Lease liability recognized as at July 1, 2019	461,358	$ 429,536
Current lease liabilities		240,915	$ 209,887
Non-current lease liabilities		$ 188,621	$ 251,471
Right of use of assets increased by	446,645
Lease liabilities increased by	461,358
The net impact on retained earnings on July 1, 2019 was a decrease of	$ 14,712